BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Jul. 06, 2020
Current Assets
Cash	$ 62,393	$ 719,926
Prepaid expenses	416,047	608,945
Total Current Assets	478,440	1,328,871
Marketable securities held in Trust Account	239,840,428	239,795,125
TOTAL ASSETS	240,318,868	241,123,996
Current Liabilities
Accrued expenses	3,866,573	1,112,155
Accrued offering costs	372,483	372,483
Total Current Liabilities	4,339,056	1,484,638
Warrant Liability	17,780,521	13,272,784
Deferred underwriting fee payable	8,391,121	8,391,121
Total Liabilities	30,510,698	23,148,543
Commitments
Class A ordinary shares subject to possible redemption, 21,293,210 shares at redemption value	239,840,428	212,975,444
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	0	6,657,917
Accumulated deficit	(30,032,857)	(1,658,775)
Total Shareholders'(Deficit) Equity	(30,032,258)	5,000,009	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS'(DEFICIT) EQUITY	240,318,868	241,123,996
Class A Ordinary Shares
Shareholders' Equity
Common stock value	0	268
Class B Ordinary Shares
Shareholders' Equity
Common stock value	$ 599	$ 599